SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and liabilities
Segment assets	$ 87,345	$ 95,799
Unallocated assets:
Income tax assets (current and deferred)	5,640	7,271
Cash and cash equivalents and short-term investments	25,910	27,327	$ 16,400	$ 30,277
Total assets as reported in the Group balance sheet	118,895	130,397
Segment liabilities	114,334	127,557
Unallocated liabilities:
Income tax liabilities (current and deferred)	4,880	5,059
Total liabilities as reported in the Group balance sheet	119,214	132,616
Americas [Member]
Assets and liabilities
Segment assets	45,891	58,164
Unallocated assets:
Segment liabilities	12,382	20,431
Ireland [Member]
Assets and liabilities
Segment assets	41,453	37,632
Unallocated assets:
Segment liabilities	101,927	107,080
Other Countries [Member]
Assets and liabilities
Segment assets	1	3
Unallocated assets:
Segment liabilities	$ 25	$ 46